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                                                               File No. 33-73140
                                                               811-8220

    As filed with the Securities and Exchange Commission on August 1, 1997

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    Form N1-A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. ___
                         Post-Effective Amendment No. 9

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 10

                              NORTHSTAR VARIABLE TRUST
                              --------------------

               (Exact name of Registrant as specified in charter)

                     Two Pickwick Plaza, Greenwich, CT 06830
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                                 (203) 863-6200
                                 --------------
                         (Registrant's telephone number)

                                 Mark L. Lipson
                 c/o Northstar Investment Management Corporation
                Two Pickwick Plaza, Greenwich, Connecticut 06830
                ------------------------------------------------
                     (Name and address of agent for service)

                        Copies of all correspondence to:
                            Jeffrey L. Steele, Esq.
                            Dechert Price & Rhoads
                          1500 K St., N.W., Suite 500
                            Washington, D.C. 20005

                    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

                    immediately upon filing pursuant to paragraph (b)
               ----
                X   on August 8, 1997 pursuant to paragraph (b)
               ----
                    60 days after filing pursuant to paragraph (a)(1)
               ----
                    on [date] pursuant to paragraph (a)(1)
               ----
                    75 days after filing pursuant to paragraph (a)(2)
               ----
                    on [date] pursuant to paragraph (a)(2) of Rule 485.
               ----

If appropriate, check the following box:

            X  this post-effective amendment designates a new effective
          -----
               date for a previously filed post-effective amendment.

__________________________________________________________________________
* Registrant has registered an indefinite number of shares of beneficial interest by its initial Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, which became effective May 6, 1994. Registrant filed the notice required by Rule 24f-2 with respect to its most recent fiscal year on February 14, 1997.


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                              CROSS REFERENCE SHEET

This Post-Effective Amendment No. 9 to the Registration Statement of the Northstar Variable Trust (the "Variable Trust") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 8 to the Variable Trust's Registration Statement which was filed pursuant to Rule 485(a) on May 20, 1997.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it meets all the requirements for effectiveness of this Registration
Statement pursuant to Rule 485(b) under the Securities
Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Greenwich and the State of Connecticut on the 31st day of July, 1997.


                                   REGISTRANT

                              By:  MARK L. LIPSON
                                  --------------------------------------
                                   Mark L. Lipson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     SIGNATURES                    TITLE                    DATE

     JOHN G. TURNER           Chairman and              July 31, 1997
     John G. Turner*          Trustee


     MARK L. LIPSON           President  and            July 31, 1997
     Mark L. Lipson*          Trustee


     JOHN R. SMITH            Trustee                   July 31, 1997
     John R. Smith*


     PAUL S. DOHERTY          Trustee                   July 31, 1997
     Paul S. Doherty*


     DAVID W. WALLACE         Trustee                   July 31, 1997
     David W. Wallace*


     ROBERT B. GOODE, JR.     Trustee                   July 31, 1997
     Robert B. Goode, Jr.*

     WALTER MAY               Trustee                   July 31, 1997
     Walter May*
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     ALAN L. GOSULE           Trustee                   July 31, 1997
     Alan L. Gosule*


     DAVID W.C. PUTNAM        Trustee                   July 31, 1997
     David W.C. Putnam*


     AGNES MULLADY            Principal Financial       July 31, 1997
     Agnes Mullady            and Accounting
                               Officer


     By:  /s/ AGNES MULLADY*
          Agnes Mullady
          Attorney-in-fact


*Executed pursuant to powers of attorney filed with PEA No. 4.

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